Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) month shares $ / shares	Dec. 31, 2022 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	481,449	634,727
Weighted average share price at grant date (CAD$) | $ / shares	$ 14.10	$ 9.53
Risk-free rate	3.87%	1.48%
Expected dividend yield	0.96%	1.20%
Expected stock price volatility (based on historical volatility)	48.00%	53.00%
Expected life of option (months)	42	54
Weighted average per share fair value of stock options granted (CAD$) | $	$ 4.94	$ 3.80
Expected dividend yield	0.96%	1.20%
Risk-free rate	3.87%	1.48%
Expected life of option (months)	42	54